DWS Investment Management Americas, Inc.
100 Summer Street
Boston, MA 02110-2146
October 5, 2026
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:
DWS Intermediate Tax-Free Fund (the “Fund”), a series of Deutsche DWS Tax Free Trust (the “Trust”) (Reg. Nos. 002-81105; 811-03632)
Dear Commission Staff:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 84 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on September 24, 2026.
Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.
Very truly yours,
/s/Caroline Pearson
Caroline Pearson
Managing Director and Regional Head of Legal Americas
DWS Investment Management Americas, Inc.
cc:
John Marten, Vedder Price P.C.